Reduction in Workforce - Schedule of Amount Expected to be Incurred and Liability Related to Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Accrued restructuring costs beginning balance		$ 516
Restructuring charges incurred during the year	$ 0	100	$ 600
Amounts paid during the year			(66,000)
Accrued restructuring costs ending balance			516
One-time Employee Termination Benefits
Accrued restructuring costs beginning balance		516
Restructuring charges incurred during the year		112	582
Amounts paid during the year		$ (628)	(66)
Accrued restructuring costs ending balance			$ 516